Fair Value Measurements (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 19, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 55,356	$ 55,356			$ 55,356
Membership Interest Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout payment					$ 199,682
Acquisition of Seediv [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 20,897
Additional compensation expense					178,785
Increase in contingent consideration					$ 199,682
Seenu G. Kasturi [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout payment	$ 600,000		$ 144,326	$ 144,326